Document and Entity Information	Mar. 03, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2023
Entity File Number	001-39881
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Central Index Key	0001827980
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3343695
Entity Address, Address Line One	321 Alabama Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	415
Local Phone Number	671-9628
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EMBK
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase 1/20th share of Class A common stock, each at an exercise price of $11.50 per warrant
Trading Symbol	EMBKW
Security Exchange Name	NASDAQ